Western Asset Management U.S. Government Portfolio Investment Objectives and Goals - Western Asset Management U.S. Government Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset Management U.S. Government Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	To maximize total return consistent with preservation of capital and maintenance of liquidity.